Fee and Commission Income (Details of Fees and Commission Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 180,122	¥ 165,857	¥ 175,723
Deposits and lending business	156,426	164,573	143,763
Remittance business	110,054	108,368	109,859
Asset management business	100,765	79,426	61,803
Trust fees	51,868	47,379	50,496
Fees for other customer services	266,476	260,360	263,112
Total	¥ 865,711	¥ 825,963	¥ 804,756